Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN TAX EXEMPT INCOME FUND
Entity Central Index Key	0000215740
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000032332
Shareholder Report [Line Items]
Fund Name	Elfun Tax-Exempt Income Fund
Trading Symbol	ELFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun Tax-Exempt Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Tax-Exempt Income Fund	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-months ended 12/31/24, the total return for the Fund was 1.18%, vs. the Index's return of 1.05%. The fund ended the year with a book yield of 3.91%. The 12-month distribution yield was 3.98%.

The past year was one of persistence and adaptation for economies and markets worldwide presenting both challenges and opportunities as we adjusted to a new growth and policy regime.  Central banks focused on fine tuning monetary policy amidst growth concerns and inflation pressures, geopolitical instability and US politics, resulting in bouts of volatility.   While the year was all about the USA Federal Reserve (the "Fed") and the elections, next year may also see increased volatility with potential policy shifts from the new administration and the Fed working with somewhat higher inflation than its target.  We believe the Fund is well positioned for the current market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ELFTX	Bloomberg Municipal Bond Index	Bloomberg US Aggregate Bond Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,200	$10,177	$10,210
02/28/15	$10,055	$10,072	$10,114
03/31/15	$10,096	$10,101	$10,161
04/30/15	$10,018	$10,048	$10,124
05/31/15	$10,001	$10,021	$10,100
06/30/15	$9,991	$10,012	$9,990
07/31/15	$10,067	$10,084	$10,059
08/31/15	$10,091	$10,104	$10,045
09/30/15	$10,158	$10,177	$10,113
10/31/15	$10,191	$10,217	$10,114
11/30/15	$10,243	$10,258	$10,088
12/31/15	$10,321	$10,330	$10,055
01/31/16	$10,441	$10,453	$10,193
02/29/16	$10,440	$10,470	$10,266
03/31/16	$10,483	$10,503	$10,360
04/30/16	$10,551	$10,580	$10,400
05/31/16	$10,585	$10,609	$10,402
06/30/16	$10,768	$10,778	$10,589
07/31/16	$10,776	$10,784	$10,656
08/31/16	$10,784	$10,799	$10,644
09/30/16	$10,728	$10,745	$10,638
10/31/16	$10,628	$10,632	$10,556
11/30/16	$10,276	$10,236	$10,307
12/31/16	$10,364	$10,356	$10,321
01/31/17	$10,416	$10,424	$10,341
02/28/17	$10,486	$10,496	$10,411
03/31/17	$10,494	$10,519	$10,405
04/30/17	$10,557	$10,596	$10,486
05/31/17	$10,693	$10,764	$10,566
06/30/17	$10,664	$10,725	$10,556
07/31/17	$10,746	$10,812	$10,601
08/31/17	$10,819	$10,894	$10,696
09/30/17	$10,781	$10,839	$10,645
10/31/17	$10,808	$10,865	$10,652
11/30/17	$10,759	$10,807	$10,638
12/31/17	$10,852	$10,920	$10,687
01/31/18	$10,757	$10,791	$10,564
02/28/18	$10,716	$10,759	$10,464
03/31/18	$10,753	$10,799	$10,531
04/30/18	$10,704	$10,760	$10,452
05/31/18	$10,817	$10,884	$10,527
06/30/18	$10,825	$10,893	$10,514
07/31/18	$10,852	$10,919	$10,516
08/31/18	$10,860	$10,947	$10,584
09/30/18	$10,800	$10,877	$10,516
10/31/18	$10,750	$10,810	$10,433
11/30/18	$10,844	$10,929	$10,495
12/31/18	$10,949	$11,060	$10,688
01/31/19	$11,015	$11,144	$10,801
02/28/19	$11,069	$11,203	$10,795
03/31/19	$11,244	$11,380	$11,002
04/30/19	$11,291	$11,423	$11,005
05/31/19	$11,450	$11,581	$11,201
06/30/19	$11,484	$11,623	$11,341
07/31/19	$11,570	$11,717	$11,366
08/31/19	$11,757	$11,902	$11,661
09/30/19	$11,672	$11,807	$11,599
10/31/19	$11,679	$11,828	$11,634
11/30/19	$11,704	$11,857	$11,628
12/31/19	$11,730	$11,893	$11,620
01/31/20	$11,919	$12,107	$11,843
02/29/20	$12,086	$12,263	$12,056
03/31/20	$11,662	$11,818	$11,985
04/30/20	$11,461	$11,670	$12,198
05/31/20	$11,826	$12,041	$12,255
06/30/20	$11,923	$12,140	$12,332
07/31/20	$12,114	$12,345	$12,517
08/31/20	$12,056	$12,287	$12,416
09/30/20	$12,049	$12,290	$12,409
10/31/20	$12,011	$12,253	$12,353
11/30/20	$12,213	$12,438	$12,475
12/31/20	$12,289	$12,513	$12,492
01/31/21	$12,354	$12,593	$12,402
02/28/21	$12,122	$12,393	$12,223
03/31/21	$12,209	$12,469	$12,071
04/30/21	$12,327	$12,574	$12,166
05/31/21	$12,382	$12,612	$12,206
06/30/21	$12,414	$12,646	$12,291
07/31/21	$12,509	$12,751	$12,429
08/31/21	$12,456	$12,704	$12,405
09/30/21	$12,370	$12,613	$12,298
10/31/21	$12,348	$12,576	$12,294
11/30/21	$12,456	$12,683	$12,331
12/31/21	$12,467	$12,703	$12,299
01/31/22	$12,152	$12,355	$12,034
02/28/22	$12,085	$12,311	$11,900
03/31/22	$11,746	$11,912	$11,569
04/30/22	$11,429	$11,583	$11,130
05/31/22	$11,562	$11,755	$11,202
06/30/22	$11,387	$11,562	$11,026
07/31/22	$11,643	$11,868	$11,296
08/31/22	$11,401	$11,608	$10,977
09/30/22	$11,035	$11,162	$10,502
10/31/22	$10,960	$11,069	$10,366
11/30/22	$11,422	$11,587	$10,748
12/31/22	$11,414	$11,620	$10,699
01/31/23	$11,688	$11,954	$11,028
02/28/23	$11,465	$11,684	$10,743
03/31/23	$11,685	$11,943	$11,016
04/30/23	$11,676	$11,916	$11,083
05/31/23	$11,599	$11,812	$10,962
06/30/23	$11,681	$11,931	$10,923
07/31/23	$11,707	$11,978	$10,915
08/31/23	$11,572	$11,805	$10,846
09/30/23	$11,250	$11,459	$10,570
10/31/23	$11,103	$11,362	$10,403
11/30/23	$11,758	$12,083	$10,874
12/31/23	$12,020	$12,364	$11,291
01/31/24	$12,001	$12,301	$11,260
02/29/24	$12,003	$12,317	$11,100
03/31/24	$11,984	$12,316	$11,203
04/30/24	$11,858	$12,164	$10,920
05/31/24	$11,826	$12,128	$11,105
06/30/24	$11,996	$12,314	$11,210
07/31/24	$12,096	$12,426	$11,472
08/31/24	$12,160	$12,524	$11,637
09/30/24	$12,284	$12,648	$11,793
10/31/24	$12,119	$12,463	$11,500
11/30/24	$12,328	$12,679	$11,622
12/31/24	$12,162	$12,494	$11,432

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
ELFTX	1.18%	0.73%	1.98%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 899,092,126
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 1,542,341
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$899,092,126 Number of Portfolio Holdings498 Portfolio Turnover Rate40% Total Advisory Fees Paid$1,542,341
Holdings [Text Block]

Top Ten Holdings

Holdings	%
City of Philadelphia Water & Wastewater Revenue, PA, 5.00%, due 10/01/43	1.2%
City of Los Angeles Wastewater System Revenue, CA, 5.00%, due 06/01/48	1.2%
New Jersey Educational Facilities Authority, NJ, 5.50%, due 09/01/33	0.9%
Chicago O'Hare International Airport, IL, 5.25%, due 01/01/42	0.9%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA, 5.25%, due 12/01/44	0.9%
Kentucky State Property & Building Commission, KY, 5.00%, due 04/01/37	0.9%
City of Tampa Water & Wastewater System Revenue, FL, 5.25%, due 10/01/57	0.8%
County of Baltimore, MD, 5.00%, due 03/01/45	0.7%
Chicago O'Hare International Airport, IL, 5.00%, due 01/01/48	0.7%
Hudson Yards Infrastructure Corp., NY, 4.00%, due 02/15/47	0.6%

Top Ten States

State	%
New York	10.0%
Florida	7.1%
Texas	7.1%
Illinois	6.7%
Pennsylvania	6.2%
New Jersey	5.5%
Washington	4.9%
Massachusetts	4.8%
District of Columbia	4.3%
Virginia	4.3%